As filed on May 29, 2003                             1933 Act File No. 033-69904
                                                     1940 Act File No.  811-8066

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                   ---

      Post-Effective Amendment No.  21                               X
                                   ---                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No. 22                                               X
                   ---                                              ---

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                        ------------
                                         Copies to:
       Clifford J. Alexander, Esq.                     Ronald M. Feiman, Esq.
       Kirkpatrick & Lockhart LLP                       Mayer, Brown & Platt
     1800 Massachusetts Avenue, N.W.                        1675 Broadway
             Second Floor                        New York, New York  10019-5820
      Washington, D.C. 20036-1800
                                        ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
   immediately upon filing pursuant to paragraph (b)
---
    on __________ pursuant to paragraph (b)
---
 X  60 days after filing pursuant to paragraph (a)(1)
---
    on _________, pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

PROSPECTUS | JULY ___, 2003
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO COMBINATION STOCK & BOND FUNDS, INC.

INVESCO TOTAL RETURN FUND-INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING CAPITAL APPRECIATION AND CURRENT INCOME.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks....................
Fund Performance...........................................
Fees And Expenses..........................................
Investment Risks...........................................
Principal Risks Associated With The Fund...................
Temporary Defensive Positions..............................
Fund Management............................................
Portfolio Managers.........................................
Potential Rewards..........................................
Share Price................................................
How To Buy Shares..........................................
Your Account Services......................................
How To Sell Shares.........................................
Taxes......................................................
Dividends And Capital Gain Distributions...................
Financials Highlights......................................

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES, AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide you with high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based upon the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund normally invests at least 65% of its assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The Fund will normally invest at least 30% of its assets in debt securities that are investment grade at the time of purchase. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic, and market conditions.

INVESCO considers a combination of historic financial results, current prices for stocks, and the current yield to maturity available in the debt securities markets. To determine the actual allocations, the return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories. This analysis is continual and is updated with current market information.

The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as credit, debt securities, foreign securities, interest rate, liquidity, prepayment, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's Institutional Class shares will not commence investment operations until _______, 2003, the bar chart below shows the Fund's Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as its "total return") since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND INSTITUTIONAL CLASS RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART REFLECTS AN ASSET BASED SALES CHARGE IN EXCESS OF 0.25% OF NET ASSETS THAT IS NOT APPLICABLE TO THE INSTITUTIONAL CLASS. The table below shows pre-tax and after-tax average annual total returns for the period ended December 31, 2002 for the Fund's Investor Class shares compared to the S&P 500 and Lehman Government/Credit Bond Indexes.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre- redemption returns assume you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar chart and table illustrates the variability of the Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                       TOTAL RETURN FUND - INVESTOR CLASS
                        ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

 '92     '93     '94     '95     '96     '97     '98     '99     '00     '01
9.84%   12.34%  2.52%   28.64%  13.07%  25.04%  13.62%  (1.36%) (3.65%) (0.93%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      ____    ______
Worst Calendar Qtr.     ____    ______
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                                                AS OF 12/31/02
-------------------------------------------------------------------------------------------------------------
                                                                                                10 YEARS
                                                                                                OR SINCE
                                                                 1 YEAR         5 YEARS         INCEPTION

Total Return Fund - Investor Class(1),(2),(3)
  Return Before Taxes                                            ______           ______              _____
  Return After Taxes on Distributions                            ______           ______              _____
  Return After Taxes on Distributions
    and Sale of Fund Shares                                      ______           ______              _____
S&P 500 Index(4)
  (reflects no deduction for fees, expenses, or taxes)           ______           ______              _____
Lehman Government/Credit Bond Index(4)
  (reflects no deduction for fees, expenses, or taxes)           ______           ______              _____

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Investor Class expenses.

(2) The total returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Institutional Class shares will differ only to the extent that the classes do not have the same expenses.

(3) Return before taxes for Investor Class shares of the Fund year-to-date as of the calendar quarter ended ___________ was ________.

(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the Indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Investor Class and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

TOTAL RETURN FUND-INSTITUTIONAL CLASS
Management Fees                                 ____
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           ____
                                                ----
Total Annual Fund Operating Expenses(1),(2)     ____
                                                ====

(1) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because the Fund's Institutional Class shares will not commence investment operations until ________, 2003.

(2) INVESCO is entitled to reimbursement from the class, if applicable, for fees and expenses voluntarily absorbed pursuant to a commitment between the Fund and INVESCO if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. This commitment may be changed at any time following consultation with the board of directors.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                        $__       $___       $___       $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK
The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

PREPAYMENT RISK
The Fund may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

             -----------------------------------------------------

Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                      RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by                  Market, Information,
U.S. banks that represent shares                Diplomatic, Liquidity, and
of foreign corporations held by                 Currency Risks
those banks.  Although traded in
U.S. securities markets and valued
in U.S. dollars, ADRs carry most
of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES
These are securities issued by the              Prepayment and Interest
FHLMC and the FNMA or guaranteed by             Rate Risks
the GNMA and backed by mortgages.
The Fund receives payments out of
the interest and principal on the
underlying mortgages.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller               Credit and
of a security agrees to buy it                  Counterparty Risks
back at an agreed-upon price and
time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities that are not registered, but         Liquidity Risk
which are bought and sold solely by
institutional investors.  The Fund
considers many Rule 144A securities
to be "liquid," although the market
for such securities typically is less
active than the public securities
markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $____ billion for _________ shareholder accounts of __ INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal period ended November 30, 2002:

--------------------------------------------------------------------------------
                                            ADVISORY FEE AS A PERCENTAGE OF
FUND                                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

Total Return                                          ____%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund:

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is lead portfolio manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the co-portfolio manager of the Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time and also offers the opportunity for current income. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years).

o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income.
o  unwilling to accept potential daily changes in the price of Fund shares.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ACCRUED INTEREST AND DIVIDENDS
-FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expenses vary from other classes of the Fund, NAV is calculated separately for that class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, your instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interest of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class's minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS

  Minimum Initial Investment           $10,000,000

  Minimum Balance                       $5,000,000

  Minimum Subsequent Investment         $1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS

  Minimum Total Plan Assets           $100,000,000

  Minimum Initial Investment           $10,000,000

  Minimum Balance                       $5,000,000

  Minimum Subsequent Investment         $1,000,000

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                          INVESTMENT MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                        Please refer to the        These shares are
Mail to:                        investment minimums        offered only to
INVESCO Funds Group, Inc.       shown above.               institutional
P.O. Box 173706                                            investors and quali-
Denver, CO 80217-3706.                                     fied retirement
You may send your check                                    plans.  These shares
by overnight courier                                       are not available to
to:                                                        retail investors.
4350 South Monaco Street                                   INVESCO does not
Denver, CO 80237.                                          accept cash, credit
                                                           cards, travelers'
                                                           cheques, credit card
                                                           checks, instant loan
                                                           checks, money orders,
                                                           or third party checks
                                                           unless they are from
                                                           another financial
                                                           institution related
                                                           to a retirement plan
                                                           transfer.
--------------------------------------------------------------------------------

METHOD                          INVESTMENT MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY WIRE                         Please refer to the        These shares are
You may send your               investment minimums        offered only to
payment by bank wire            shown above.               institutional
(call 1-800-525-8085                                       investors and quali-
for instructions).                                         fied retirement
                                                           plans.  These shares
                                                           are not available to
                                                           retail investors.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           Please refer to the        These shares are
Call 1-800-525-8085             investment minimums        offered only to
to request your                 shown above.               institutional
purchase.  Upon your                                       investors and quali-
telephone instructions,                                    fied retirement
INVESCO will move money                                    plans.  These shares
from your designated                                       are not available to
bank/credit union                                          retail investors. You
checking or savings                                        must forward your
account in order to                                        bank account
purchase shares.                                           information to
                                                           INVESCO prior to
                                                           using this option.
--------------------------------------------------------------------------------
BY EXCHANGE                     Please refer to the        These shares are
Between the same                investment minimums        offered only to
class of any two                shown above.               institutional
INVESCO funds. Call                                        investors and quali-
1-800-525-8085 for                                         fied retirement
prospectuses of other                                      plans.  These shares
INVESCO funds.                                             are not available to
Exchanges may be made                                      retail investors. See
in writing or by tele-                                     "Exchange Policy."
phone. You may also
establish an
automatic monthly
exchange service
between two INVESCO
funds; call us for
further details and
the correct form.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per twelve-month period.

o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors, and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts, and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sale of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO.

METHOD                  REDEMPTION MINIMUM              PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE            $1,000 (or, if                  INVESCO's telephone
Call us toll-free at:   less, full                      redemption
1-800-525-8085          liquidation of                  privileges may be
                        the account) for                modified or
                        a redemption                    terminated in the
                        check.                          future at INVESCO's
                                                        discretion. The
                                                        maximum amount
                                                        which may be
                                                        redeemed by
                                                        telephone is
                                                        generally $25,000.
--------------------------------------------------------------------------------
IN WRITING              Any amount.                     The redemption
Mail your request to:                                   request must be
INVESCO Funds Group,                                    signed by all
Inc.,                                                   registered account
P.O. Box 173706                                         owners. Payment
Denver, CO                                              will be mailed to
80217-3706.                                             your address as it
You may also send                                       appears on
your request by                                         INVESCO's records,
overnight courier to:                                   or to a bank
4350 South Monaco                                       designated by you
Street                                                  in  writing.
Denver, CO 80237.
--------------------------------------------------------------------------------

METHOD                          REDEMPTION MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY          Any amount.             All registered
Mail your request to:                                   account owners must
INVESCO Funds Group,                                    sign the request,
Inc.,                                                   with signature
P.O. Box 173706                                         guarantees from an
Denver, CO 80217-3706.                                  eligible guarantor
                                                        financial
                                                        institution, such
                                                        as a commercial
                                                        bank or a
                                                        recognized national
                                                        or regional
                                                        securities firm.
[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions and any money that you receive from the sale of shares of the Fund a backup withholding tax at the rate in effect on the date of transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of the distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund for the past five years. Certain information reflects financial results for a single Investor Class share. Since Institutional Class shares will not be offered until ______, 2003, financial information is not available for this class as of the date of this Prospectus. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Combination Stock & Bond Funds, Inc.'s 2002 Annual Report to
Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                       PERIOD ENDED                                    PERIOD ENDED         YEAR ENDED
                                       NOVEMBER 30      YEAR ENDED MAY 31                 MAY 31            AUGUST 31
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND-INVESTOR CLASS        2002       2002        2001         2000         1999(a)         1998       1997
PER SHARE DATA
Net Asset Value-Beginning of Period              $26.75      $27.74       $32.37          $28.16       $27.77     $22.60
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                              0.39        0.55         0.81            0.60         0.83       0.77
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (1.74)      (0.29)       (3.47)           5.03         0.87       5.26
------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (1.35)       0.26        (2.66)           5.63         1.70       6.03
------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS                   1.12        1.25         1.97            1.42         1.31       0.86
------------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $24.28      $26.75       $27.74          $32.37       $28.16     $27.77
========================================================================================================================

TOTAL RETURN                                     (5.13%)      1.08%      (8.29%)       20.27%(b)        6.02%     27.01%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                             $1,080,197   $1,462,543   $2,326,899      $3,418,746   $2,561,016 $1,845,594
Ratio of Expenses to Average Net
  Assets(c)(d)                                    1.49%        1.27%        1.00%        0.83%(e)        0.79%      0.86%
Ratio of Net Investment Income to
  Average Net Assets(d)                           1.57%        1.98%        2.60%        2.61%(e)        2.82%      3.11%
Portfolio Turnover Rate                             54%          76%          49%           7%(b)          17%         4%

(a)  From September 1, 1998 to May 31, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).

(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended May 31, 1999 and the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.84% (annualized) and 0.80%, respectively, and ratio of net investment income to average net assets would have been 2.60% (annualized) and 2.81%, respectively.

(e)  Annualized

JULY ___, 2003

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
INVESCO TOTAL RETURN FUND--INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2002, As Amended July __, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-8066 and 033-69904.
















811-8066

                       STATEMENT OF ADDITIONAL INFORMATION

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

         INVESCO Core Equity Fund - Investor Class, Class A, B, C, and K INVESCO Balanced Fund - Investor Class, Institutional Class, Class A, B, C,
                                     and K
INVESCO Total Return Fund - Investor Class, Institutional Class, Class A, B, C,
                                     and K

Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                                 1-800-525-8085

                 September 30, 2002, As Amended July ___, 2003

--------------------------------------------------------------------------------

A Prospectus for the Investor Class, Class A, B, C, and K shares of INVESCO Core Equity, INVESCO Balanced, and INVESCO Total Return Funds, and a Prospectus for the Institutional Class shares of INVESCO Balanced Fund, each dated September 30, 2002, and a Prospectus for the Institutional Class shares of INVESCO Total Return Fund dated July __, 2003, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses. The financial statements for the Funds for the fiscal year ended May 31, 2002 are incorporated herein by reference from INVESCO Combination Stock & Bond Funds, Inc.'s Annual Report to Shareholders dated May 31, 2002.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. The Prospectus of the Investor Class, Class A, B, C, and K shares of the Funds is also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company................................................

Investments, Policies, and Risks...........................

Investment Restrictions....................................

Management of the Funds....................................

Other Service Providers...................................

Brokerage Allocation and Other Practices..................

Capital Stock.............................................

Tax Consequences of Owning Shares of a Fund...............

Performance...............................................

Code of Ethics............................................

Financial Statements......................................

Appendix A................................................

THE COMPANY

INVESCO Combination Stock & Bond Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Multiple Asset Funds, Inc. on August 19, 1993. On September 10, 1998, the Company changed its name to INVESCO Flexible Funds, Inc. and on October 29, 1998 to INVESCO Combination Stock & Bond Funds, Inc. On May 28, 1999, the Company assumed all of the assets and liabilities of INVESCO Core Equity Fund and INVESCO Total Return Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of three portfolios of investments: INVESCO Balanced Fund - Investor Class, Institutional Class, Class A, B, C, and K; INVESCO Core Equity Fund - Investor Class, Class A, B, C, and K; and INVESCO Total Return Fund - Investor Class, Institutional Class, Class A, B, C, and K (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS AND EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Although Core Equity Fund may invest up to 15% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds," the Fund does not currently intend to invest more than 5% of its assets in debt securities. These debt securities will generally be U.S. government and corporate bonds that are rated investment grade at the time of purchase. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's, or BB or less by S&P at the time of purchase. Never, under any circumstances, does Core Equity Fund invest in bonds rated below Caa by Moody's, or CCC by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although Core Equity Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by S&P or Moody's. Balanced Fund and Total Return Fund may invest only in investment grade debt securities, which are those rated BBB or higher by S&P, or Baa or higher by Moody's, or if unrated, are judged by INVESCO to be of equivalent quality at the time of purchase. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit Core Equity Fund's purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS AND YANKEE BONDS -- The Funds may invest in bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts, and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by INVESCO or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999) that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although  the  market  for such  securities  is  becoming  increasingly  liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL  BANKS,  SAVINGS AND LOAN  INSTITUTIONS,  PRIVATE MORTGAGE  INSURANCE
COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of each Fund: (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

     INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of March 31, 2003, INVESCO managed __ mutual funds having combined assets of over $____ billion, on behalf of _________ shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $___ billion in assets under management as of March 31, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

         AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

         INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional (N.A.), Inc. includes the following Groups and Divisions:

              INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

              INVESCO National Asset Management Group, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

              INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

              INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

              INVESCO Structured Products Group, Atlanta, Georgia, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

              INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

              INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997, as amended May 28, 1999 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o  maintaining a continuous investment program for the Funds, consistent with
      (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action, and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o  administrative;

   o  internal accounting (including computation of net asset value);

   o  clerical and statistical;

   o  secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o  supplying the Company with officers, clerical staff, and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o  supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class. The fee is calculated at the annual rate of:

Core Equity and Balanced Funds

   o  0.60% on the first $350 million of each Fund's average net assets;

   o  0.55% on the next $350 million of each Fund's average net assets;

   o  0.50% of each Fund's average net assets from $700 million;

   o  0.45% of each Fund's average net assets from $2 billion;

   o  0.40% of each Fund's average net assets from $4 billion;

   o  0.375% of each Fund's average net assets from $6 billion; and

   o  0.35% of each Fund's average net assets from $8 billion.

Total Return Fund

   o  0.75% on the first $500 million of the Fund's average net assets;

   o  0.65% on the next $500 million of the Fund's average net assets;

   o  0.50% of the Fund's average net assets from $1 billion;

   o  0.45% of the Fund's average net assets from $2 billion;

   o  0.40% of the Fund's average net assets from $4 billion;

   o  0.375% of the Fund's average net assets from $6 billion; and

   o  0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. Since Total Return Fund's Class K shares had not commenced operations as of May 31, 2002, no advisory fees were paid with respect to Total Return Fund's Class K shares as of that date. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                              ADVISORY         TOTAL EXPENSES     TOTAL EXPENSES
                              FEE DOLLARS      REIMBURSEMENTS     LIMITATIONS
                              -----------      --------------     -----------
INVESTOR CLASS
--------------

CORE EQUITY FUND
Year Ended May 31, 2002       $ 17,273,680      $          0          N/A
Year Ended May 31, 2001         20,643,362                 0          N/A
Year Ended May 31, 2000         22,181,830                 0          N/A

BALANCED FUND
Year Ended May 31, 2002       $  5,055,298      $          0        1.25%
Year Ended May 31, 2001          5,316,655                 0        1.25%
Year Ended May 31, 2000          2,737,510                 0        1.25%

TOTAL RETURN FUND
Year Ended May 31, 2002       $  8,260,344      $          0          N/A
Year Ended May 31, 2001         11,225,060                 0          N/A
Year Ended May 31, 2000         16,572,048                 0          N/A

INSTITUTIONAL CLASS
-------------------

BALANCED FUND
Year Ended May 31, 2002       $  1,073,659      $          0        1.00%
Period Ended May 31, 2001(1)       470,865           151,687        1.00%

CLASS A
--------

CORE EQUITY FUND
Period Ended May 31, 2002(2)  $        104      $          0        1.50%

BALANCED FUND
Period Ended May 31, 2002(2)  $         31      $          0        1.50%

TOTAL RETURN FUND
Period Ended May 31, 2002(2)  $         51      $          0        1.50%

CLASS B
-------

CORE EQUITY FUND
Period Ended May 31, 2002(2)  $        109      $          0        2.15%

BALANCED FUND
Period Ended May 31, 2002(2)  $         33      $          0        2.15%

TOTAL RETURN FUND
Period Ended May 31, 2002(2)  $         51      $          0        2.15%

CLASS C
-------

CORE EQUITY FUND
Year Ended May 31, 2002       $     49,474      $          0          N/A
Year Ended May 31, 2001             29,146                 0          N/A
Period Ended May 31, 2000(3)           935                 0          N/A

BALANCED FUND
Year Ended May 31, 2002       $     34,005      $      4,670        2.00%
Year Ended May 31, 2001             33,542                 0        2.00%
Period Ended May 31, 2000(3)         1,684                 0        2.00%

TOTAL RETURN FUND
Year Ended May 31, 2002       $      4,615      $          0          N/A
Year Ended May 31, 2001              1,481                 0          N/A
Period Ended May 31, 2000(3)             6                            N/A

CLASS K
-------

CORE EQUITY FUND
Year Ended May 31, 2002       $     70,870      $          0          N/A
Period Ended May 31,2001(4)              2                 0          N/A

BALANCED FUND
Year Ended May 31, 2002       $     39,594      $          0        1.45%
Period Ended May 31,2001(4)              2                 7        1.45%

(1)  For the period July 3, 2000,  commencement  of operations,  through May 31,
     2001.

(2) For the period April 1, 2002, commencement of operations, through May 31, 2002.

(3) For the period February 15, 2000, commencement of operations, through May 31, 2000.

(4) For the period December 14, 2000, commencement of operations, through May 31, 2001.

BOARD RENEWAL OF ADVISORY AGREEMENT

In renewing the Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness. The board concluded that renewal of the Agreement was in the best interest of the Funds' shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended ______ __, 2003 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% per year of the average net assets of each Fund. Prior to May 13, 2002, June 1, 2000, and May 13, 1999, the rate was 0.015% of the average net assets of Total Return Fund, Core Equity Fund, and Balanced Fund, respectively.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended ________, 2003 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. Since Total Return Fund's Class K shares had not commenced operations as of May 31, 2002, no fees were paid with respect to Total Return Fund's Class K shares for the periods shown. INVESCO is entitled to reimbursement by a class if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                               ADMINISTRATIVE        TRANSFER
                              ADVISORY          SERVICES              AGENCY
                              --------          --------              ------
INVESTOR CLASS
--------------

CORE EQUITY FUND
Year Ended May 31, 2002       $17,273,680       $1,586,100            $6,170,161
Year Ended May 31, 2001        20,643,362        1,937,357             6,177,732
Year Ended May 31, 2000        22,181,830          709,636             6,683,786

                                               ADMINISTRATIVE        TRANSFER
                              ADVISORY          SERVICES              AGENCY
                              --------          --------              ------
BALANCED FUND
Year Ended May 31, 2002       $5,055,298        $ 424,666             $3,068,332
Year Ended May 31, 2001        5,316,655          444,344              1,779,714
Year Ended May 31, 2000        2,737,510          219,700                827,599

TOTAL RETURN FUND
Year Ended May 31, 2002       $ 8,260,344       $ 214,921             $6,536,082
Year Ended May 31, 2001        11,225,060         287,476              6,745,155
Year Ended May 31, 2000        16,572,048         462,402              6,249,123

INSTITUTIONAL CLASS
-------------------

BALANCED FUND
Year Ended May 31, 2002       $1,073,659        $  90,137             $ 639,743
Period Ended May 31, 2001(1)     470,865           39,512               432,611

CLASS A
-------

CORE EQUITY FUND
Period Ended May 31, 2002(2)  $      104        $       9             $      21

BALANCED FUND
Period Ended May 31, 2002(2)  $       31        $       3             $       8

TOTAL RETURN FUND
Period Ended May 31, 2002(2)  $       51        $       2             $       6

CLASS B
-------

CORE EQUITY FUND
Period Ended May 31, 2002(2)  $      109        $      10             $      22

BALANCED FUND
Period Ended May 31, 2002(2)  $       33        $       3             $       9

TOTAL RETURN FUND
Period Ended May 31, 2002(2)  $       51        $       3             $      11

CLASS C
-------

CORE EQUITY FUND
Year Ended May 31, 2002       $   49,474        $   4,542              $ 25,164
Year Ended May 31, 2001           29,146            2,728                 8,074
Period Ended May 31, 2000(3)         935               30                   152

BALANCED FUND
Year Ended May 31, 2002       $   34,005        $   2,857              $ 20,966
Year Ended May 31, 2001           33,542            2,812                 8,645
Period Ended May 31, 2000(3)       1,684              136                   149

TOTAL RETURN FUND
Year Ended May 31, 2002       $    4,615        $     120              $  4,985
Year Ended May 31, 2001            1,481               37                 1,515
Period Ended May 31, 2000(3)           6                0                    11

                                               ADMINISTRATIVE        TRANSFER
                              ADVISORY          SERVICES              AGENCY
                              --------          --------              ------
CLASS K
-------

CORE EQUITY FUND
Year Ended May 31, 2002       $   70,870         $  6,489              $ 20,273
Period Ended May 31,2001(4)            2                0                     9

BALANCED FUND
Year Ended May 31, 2002       $   39,594        $   3,320              $ 20,201
Period Ended May 31, 2001(4)           2                0                     9

(1)  For the period July 3, 2000,  commencement  of  operations, through May 31,
     2001.

(2) For the period April 1, 2002, commencement of operations, through May 31, 2002.

(3) For the period February 15, 2000, commencement of operations, through May 31, 2000.

(4) For the period December 14, 2000, commencement of operations, through May 31, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliation with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Bob R. Baker                Vice Chairman of the      Consultant                   48
(3),(4),(5),(9),(10),(11),  Board (2003-present)      (2000-present).
(12)                                                  Formerly, President and
37 Castle Pines Dr. N.                                Chief Executive Officer
Castle Rock, Colorado                                 (1988-2000) of AMC Cancer
Age:  66                                              Research Center, Denver,
                                                      Colorado;  until mid-
                                                      December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer
                                                      of First Columbia
                                                      Financial Corporation.

Sueann Ambron, Ph.D.(5)     Director (since 2003)     Dean of the Business         48
University of Colorado                                School, College of
at Denver                                             Business, University of
1250 14th Street                                      Colorado at Denver
Denver, Colorado                                      (2000-present). Formerly,
Age: 58                                               President and Chief
                                                      Executive Officer of
                                                      Avulet, Inc., Sunnyvale,
                                                      California (1998-1999),
                                                      and Vice President and
                                                      General Manager,
                                                      Multimedia Services
                                                      Division, Motorola, Inc.,
                                                      Schaumburg, Illinois
                                                      (1996-1998).

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Victor L. Andrews, Ph.D.    Director                  Professor Emeritus,          48
(5),(7),(10),(11)                                     Chairman Emeritus and
34 Seawatch Drive                                     Chairman and CFO of the
Age:  73                                              Roundtable of the
                                                      Department of Finance of
                                                      Georgia State University;
                                                      and President, Andrews
                                                      Financial Associates,
                                                      Inc. (consulting firm).
                                                      Formerly, member of the
                                                      faculties of the Harvard
                                                      Business School and the
                                                      Sloan School of
                                                      Management of MIT.

Lawrence H. Budner          Director                  Trust Consultant.            48
(3),(6),(10),(11)                                     Formerly, Senior Vice
7608 Glen Albens Circle                               President and Senior
Dallas, Texas                                         Trust Officer of
Age:  73                                              InterFirst Bank, Dallas,
                                                      Texas.

James T. Bunch              Director (since 2000)     Co-President and Founder     48
(4),(5),(6),(8),(9),(12)                              of Green, Manning & Bunch
3600 Republic Plaza                                   Ltd., Denver, Colorado
370 Seventeenth Street                                (1988-present); Director
Denver, Colorado                                      and Vice President of
Age:  60                                              Western Golf Association
                                                      and Evans Scholars
                                                      Foundation; Executive
                                                      Committee, United States
                                                      Golf Association.
                                                      Formerly, General Counsel
                                                      and Director of Boettcher
                                                      & Co., Denver, Colorado;
                                                      and formerly, Chairman
                                                      and Managing Partner of
                                                      Davis, Graham & Stubbs,
                                                      Denver, Colorado.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Gerald J. Lewis             Director (since 2000)     Chairman of Lawsuit          48                     Director of General
(3),(7),(8),(9)                                       Resolution Services, San                            Chemical Group, Inc.,
701 "B" Street                                        Diego, California                                   Hampdon, New Hampshire
Suite 2100                                            (1987-present). Formerly,                           (1996-present). Director
San Diego, California                                 Associate Justice of the                            of Wheelabrator
Age:  69                                              California Court of                                 Technologies, Inc.,
                                                      Appeals; and Of Counsel,                            Fisher Scientific, Inc.,
                                                      Latham & Watkins,                                   Henley Manufacturing,
                                                      San Diego, California                               Inc., and  California
                                                      (1987-1997).                                        Coastal Properties, Inc.


John W. McIntyre            Director                  Retired. Trustee of          48
(3),(4),(6),(8),(12)                                  Gables Residential Trust;
7 Piedmont Center                                     Trustee and Chairman of
Suite 100                                             the J.M. Tull Charitable
Atlanta, Georgia                                      Foundation; Director of
Age: 72                                               Kaiser Foundation Health
                                                      Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman
                                                      of the Board of Directors
                                                      of The Citizens and
                                                      Southern Corporation and
                                                      Chairman of the Board and
                                                      Chief Executive Officer
                                                      of The Citizens and
                                                      Southern Georgia Corp.
                                                      and The Citizens and
                                                      Southern National Bank;
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund and Trustee
                                                      of Employee's Retirement
                                                      System of GA, Emory
                                                      University.


Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Larry Soll, Ph.D.            Director (since 1997)    Retired.  Formerly,          48                     Director of Synergen
(5),(7),(9),(10),(11)                                 Chairman of the Board                               since incorporation in
2358 Sunshine Canyon Drive                            (1987-1994), Chief                                  1982; Director of Isis
Boulder, Colorado                                     Executive Officer                                   Pharmaceuticals, Inc.
Age:  61                                              (1982-1989 and 1993-1994)
                                                      and President (1982-1989)
                                                      of Synergen Inc.; and
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.



Interested Directors and Officers.

Messrs. Cunningham and Healey are Interested Directors by virtue of the fact that they are officers of INVESCO and INVESCO Distributors, Inc. ("IDI"). Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO, which is the parent company of IDI.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Mark H. Williamson (4)      Chairman of the Board     President and Chief          48
4350 South Monaco Street    (since 1999). Formerly,   Executive Officer, AIM
Denver, Colorado            President (1998-2002)     Investment Management and
Age:  52                    and Chief Executive       Chief Executive Officer
                            Officer (1998-2002).      of the AIM Division of
                                                      AMVESCAP PLC (2003-
                                                      present). Formerly, Chief
                                                      Executive Officer,
                                                      Managed Products
                                                      Division, AMVESCAP PLC
                                                      (2001-2002). Formerly,
                                                      Chairman of the Board
                                                      (1998-2002), President
                                                      (1998-2002), and Chief
                                                      Executive Officer
                                                      (1998-2002) of INVESCO
                                                      Funds Group, Inc. and of
                                                      INVESCO Distributors,
                                                      Inc. Formerly, Chief
                                                      Operating Officer and
                                                      Chairman of the Board of
                                                      INVESCO Global Health
                                                      Sciences Fund; formerly,
                                                      Chairman and Chief
                                                      Executive Officer of
                                                      NationsBanc Advisors,
                                                      Inc.; and formerly,
                                                      Chairman of NationsBanc
                                                      Investments, Inc.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Raymond R. Cunningham       President (2003-          President (2003-             48                     Director of INVESCO
(11),(12)                   present), Chief           present) and Chief                                  Funds Group, Inc. and
4350 South Monaco Street    Executive Officer         Executive Officer                                   Chairman of the Board
Denver, Colorado            (2003-present) and        (2003-present) of INVESCO                           INVESCO Distributors,
Age: 52                     Director (2001-           Funds Group, Inc.;                                  Inc.
                            present). Formerly,       Chairman of the Board
                            Vice President            (2003-present), President
                            (2001-2002).              (2003-present), and Chief
                                                      Executive Officer
                                                      (2003-present) of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Chief Operating
                                                      Officer (2002-2003) and
                                                      Senior Vice President
                                                      (1999-2002) of INVESCO
                                                      Funds Group, Inc. and
                                                      INVESCO Distributors,
                                                      Inc.; and formerly,
                                                      Senior Vice President of
                                                      GT Global - North America
                                                      (1992-1998).

Richard W. Healey           Director (since 2000)     Senior Vice President        40                     Director of INVESCO
4350 South Monaco Street                              of INVESCO Funds Group,                             Funds Group, Inc. and
Denver, Colorado                                      Inc.; Senior Vice                                   INVESCO Distributors,
Age:  48                                              President of INVESCO                                Inc.
                                                      Distributors, Inc.
                                                      Formerly, Senior Vice
                                                      President of GT Global-
                                                      North America (1996-1998)
                                                      and The Boston Company
                                                      (1993-1996).


Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Glen A. Payne               Secretary                 Senior Vice President,
4350 South Monaco Street                              General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  55                                              Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Secretary of
                                                      INVESCO Global Health
                                                      Sciences Fund; General
                                                      Counsel of INVESCO Trust
                                                      Company (1989-1998); and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C.
                                                      (1973-1989).

Ronald L. Grooms            Chief Accounting          Senior Vice President and                           Director of INVESCO
4350 South Monaco Street    Officer, Chief            Treasurer of INVESCO                                Funds Group, Inc. and
Denver, Colorado            Financial Officer         Funds Group, Inc.; and                              INVESCO Distributors,
Age:  56                    and Treasurer             Senior Vice President and                           Inc.
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Treasurer and
                                                      Principal Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund; and Senior
                                                      Vice President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988-1998).

William J. Galvin, Jr.      Assistant Secretary       Senior Vice President                               Director of INVESCO
4350 South Monaco Street                              and Assistant Secretary                             Funds Group, Inc. and
Denver, Colorado                                      of INVESCO Funds Group,                             INVESCO Distributors,
Age:  46                                              Inc.; and Senior Vice                               Inc.
                                                      President and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Trust Officer
                                                      of INVESCO Trust Company
                                                      (1995-1998).

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Pamela J. Piro              Assistant Treasurer       Vice President and
4350 South Monaco Street                              Assistant Treasurer of
Denver, Colorado                                      INVESCO Funds Group,
Age:  42                                              Inc.; and Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Assistant
                                                      Vice President
                                                      (1996-1997).

Tane' T. Tyler              Assistant Secretary       Vice President and Assistant
4350 South Monaco Street    (since 2002)              Assistant General Counsel
Denver, Colorado                                      of INVESCO Funds Group,
Age: 37                                               Inc.

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.


(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

(12)  Member of the valuation committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal, and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended May 31, 2002, the legal committee met 4 times, the compensation committee met 3 times, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended May 31, 2002, the nominating committee met one time.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Funds that are overseen by the director, as a whole, as of December 31, 2002:

------------------------------------------------------------------------------------------
Director                Dollar Range of Equity                          Aggregate
                        Securities Owned in                             Dollar Range
                        Each Fund(1)                                    of Equity
                                                                        Securities in
                                                                        All Registered
                                                                        Investment
                                                                        Companies
                                                                        Overseen by
                                                                        the director
                                                                        in the INVESCO
                                                                        Funds(1)
-------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------

Sueann Ambron           INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Victor L. Andrews       INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Bob R. Baker            INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Lawrence H. Budner      INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
James T. Bunch          INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Gerald J. Lewis         INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
John W. McIntyre        INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Larry Soll              INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Director                Dollar Range of Equity                          Aggregate
                        Securities Owned in                             Dollar Range
                        Each Fund(1)                                    of Equity
                                                                        Securities in
                                                                        All Registered
                                                                        Investment
                                                                        Companies
                                                                        Overseen by
                                                                        the director
                                                                        in the INVESCO
                                                                        Funds(1)
-------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
-------------------------------------------------------------------------------------------
Mark H. Williamson      INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Raymond R. Cunningham   INVESCO Core Equity Fund
                        Fund INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------
Richard Healey          INVESCO Core Equity Fund
                        INVESCO Balanced Fund
                        INVESCO Total Return Fund
-------------------------------------------------------------------------------------------

(1)  All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2002. As of December 31, 2002, there were 48 INVESCO Funds.

-----------------------------------------------------------------------------------------------
Name of Person         Aggregate         Benefits       Estimated               Total Compensa-
and Position           Compensation      Accrued As     Annual Benefits         tion  From
                       From Company(1)   Part of        Upon Retirement(3)      INVESCO Funds
                                         Company                                Paid To
                                         Expenses(2)                            Directors(7)
-----------------------------------------------------------------------------------------------
Bob R. Baker,             ______         ______         ______                  ______
Vice Chairman of
the Board
-----------------------------------------------------------------------------------------------
Sueann Ambron(4)          ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Victor L. Andrews         ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Lawrence H. Budner        ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
James T. Bunch            ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Fred A. Deering(5)        ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Wendy L. Gramm(5)         ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Gerald J. Lewis           ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Name of Person         Aggregate         Benefits       Estimated               Total Compensa-
and Position           Compensation      Accrued As     Annual Benefits         tion  From
                       From Company(1)   Part of        Upon Retirement(3)      INVESCO Funds
                                         Company                                Paid To
                                         Expenses(2)                            Directors(7)
-----------------------------------------------------------------------------------------------
John W. McIntyre          ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Larry Soll                ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
Total                     ______         ______         ______                  ______
-----------------------------------------------------------------------------------------------
% of Net Assets          ______%(6)     ______%(6)                              ______%(7)
-----------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan and Deferred Retirement Plan Account Agreement discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(5) Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering retired as a director of the Company on March 31, 2003.

(6) Total as a percentage of the Company's net assets as of May 31, 2002.

(7) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 2002.

Messrs. Cunningham, Healey and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

PARTICIPATION IN CERTAIN PLANS AND AGREEMENTS

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") and a Deferred Retirement Plan Account Agreement (the "Agreement"). Certain of the Independent Directors of the Company participate either in the Plan or in the Agreement. Under the Plan and the Agreement, each participating director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

THE PLAN

Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual
Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Plan receives no benefits from the Agreement. The Plan is administered by a committee of four directors, including at least one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year.

THE AGREEMENT

A Participating Qualified Director who has elected to participate in the Agreement receives no benefits from the Plan. Pursuant to the terms of the Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate of 6.25% per annum, will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Agreement. The committee is composed of three interested Directors and one Independent Director of the Funds.

The Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

DEFERRED COMPENSATION PLAN

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2003 the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

Core Equity Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial             _____%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Balanced Fund



--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Beneficial             _____%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
State Street Bank & Trust Co    Beneficial              _____%
Cust
State of Michigan 401(k) Plan
105 Rosemont Rd
Westwood, MA 02090-2318
--------------------------------------------------------------------------------

Total Return Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co Inc.        Beneficial             _____%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
American Express Trust TR       Beneficial             _____%
American Express Trust
Retirement Services Plan
Attn Chris Hunt
PO Box 534
Minneapolis, MN 55440-0534
--------------------------------------------------------------------------------
FIIOC Agent                     Beneficial              _____%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------
Minnesota State                 Beneficial              _____%
Deferred Compensation Plan Tr
State of Minnesota
c/o Great West Recordkeeper
8515 E. Orchard Rd. #2T2
Englewood, CO 80111-5037
--------------------------------------------------------------------------------

Institutional Class
-------------------

Balanced Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
National Automobile Dealers &   Beneficial               _____%
Associates Retirement Trusts
Attn Marianne Williams
8400 Westpark Dr
McLean, VA 22101-3522
--------------------------------------------------------------------------------

Class A
-------

Core Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co Inc         Beneficial                _____%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA  94104-4122
--------------------------------------------------------------------------------

Balanced Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
AMVESCAP Natl TC Cust IRA       Record                    _____%
Charles E Putnam
15900 Malden St
North Hills CA  91343-5844
--------------------------------------------------------------------------------
Charles Schwab & Co Inc         Beneficial                _____%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA  94104-4122
--------------------------------------------------------------------------------
NFSC FEBO # 679-149551          Beneficial                 _____%
FMT CO Cust IRA Rollover
FBO Larry W Dekay
20805 W Richmond Rd
Bothell WA  98021-7508
--------------------------------------------------------------------------------

Total Return Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial                _____%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville FL  32246-6486
--------------------------------------------------------------------------------
Donaldson Lufkin Jenrette       Beneficial                _____%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------
Charles Schwab & Co Inc         Beneficial                _____%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St
San Francisco CA  94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Donaldson Lufkin Jenrette       Beneficial                _____%
Securities Corporation Inc
PO Box 2052
Jersey City NJ  07303-2052
--------------------------------------------------------------------------------
Legg Mason Wod Walker Inc       Beneficial                 _____%
368-73267-14
PO Box 1476
Baltimore MD  21203-1476
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust.         Record                     _____%
SEP IRA
Karen D Taylor
6608 River Bend Rd
Fort Worth, TX  76132-1120
--------------------------------------------------------------------------------
Prudential Securities Inc       Beneficial                 _____%
Acct 910-4U4559-000
Attn: Mutual Funds
1 New York Plaza
New York NY  10004-1901
--------------------------------------------------------------------------------

Class B
-------

Core Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Painewebber For The Benefit of  Beneficial                 _____%
UBS Painewebber CDN FBO
Fay Brown
P.O. Box 3321
Weehawken, NJ  07086-8154
--------------------------------------------------------------------------------

Balanced Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Dean Witter For The Benefit Of  Beneficial                _____%
Baltimore Fire Officers Assoc
PO Box 250 Church Street Station
New York NY  10008-0250
--------------------------------------------------------------------------------
Painewebber For The Benefit Of  Beneficial                _____%
UBS Painewebber CDN FBO
Euguene L Goldberg M D
PO Box 3321
Weehawken NJ  07086-8154
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial                _____%
Svcs
FBO 207932531
PO Box 9446
Minneapolis MN  55440-9446
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Dean Witter For The Benefit Of  Beneficial                _____%
Noreen Anne Miller
PO Box 250
New York NY  10008-0250
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial                _____%
Svcs
FBO 195558871
PO Box 9446
Minneapolis MN  55440-9446
--------------------------------------------------------------------------------
Raymond James & Assoc Inc       Beneficial                 _____%
FBO Durbrow HB
BIN# 80899277
880 Carillon Pkwy
St Petersburg FL  33716-1100
--------------------------------------------------------------------------------
Raymond James & Assoc Inc       Beneficial                 _____%
FBO Durbow M
BIN# 80899263
880 Carillon Pkwy
St Petersburg FL  33716-1100
--------------------------------------------------------------------------------
Morgan Stanley DW Inc Cust For  Beneficial                 _____%
Ronald J Burke
PO Box 250
New York NY  10008-0250
--------------------------------------------------------------------------------
AMVESCAP Natl TR Co Cust        Record                     _____%
IRA R/O
Kathleen H Nelson
1717 Taynton Cir NW
Keenesaw GA  30152-7631
--------------------------------------------------------------------------------

Total Return Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Dean Witter Reynolds Cust For   Beneficial                _____%
Ronald R Hoffman
PO Box 250
New York NY  10008-0250
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial                _____%
Svcs
FBO 187786881
PO Box 9446
Minneapolis MN 55440-9446
--------------------------------------------------------------------------------
Painewebber For The Benefit Of  Beneficial                _____%
UBS Painewebber CDN FBO
Johnny J Grier
P.O. Box 3321
Weehawken NJ  07086-8154
--------------------------------------------------------------------------------
Painewebber For The Benefit Of  Beneficial                _____%
UBS Painewebber CDN FBO
Catherine Wofford
PO Box 3321
Weehawken NJ  07086-8154
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial                _____%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville FL  32246-6486
--------------------------------------------------------------------------------
RBC Dain Rauscher Custodian     Beneficial                _____%
Marie Rose Obert
Segregated Rollover/IRA
547 Montroyale Drive
Erie PA  16504-2641
--------------------------------------------------------------------------------

Class C
-------

Core Equity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Disciplinary Board of the       Record                     _____%
Supreme Court of Pennsylvania
2 Lemoyne Dr. FL 1
Lemoyne, PA 17043-1226
--------------------------------------------------------------------------------

Balanced Fund


--------------------------------------------------------------------------------
        Name and Address        Basis of Ownership  Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Total Return Fund


--------------------------------------------------------------------------------
        Name and Address        Basis of Ownership  Percentage Owned
                                Record/Beneficial)
================================================================================
Painewebber For The Benefit Of  Beneficial                _____%
Sacred Heart Church
Father Paul Manderfield
P.O. Box 546
Calumet, MI 49913-0546
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust. IRA R/O Record                     _____%
Sheila P. Evans
4318 Highborne Dr. NE
Marietta, GA  30066-2429
--------------------------------------------------------------------------------
American Enterprise Investment  Beneficial                 _____%
Svcs
FBO 568163581
P. O. Box 9446
Minneapolis, MN 55440-9446
--------------------------------------------------------------------------------

Class K
-------

Core Equity Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Principal Life                  Record                 _____%
P.O. Box 8704
Wilmington, DE 19899-8704
--------------------------------------------------------------------------------
Saxon & Co.                     Beneficial             _____%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------
Transamerica Life & Ins. &      Beneficial              _____%
Annuity Co.
Attn Daisy Lo
Retirement Services - Separate Acct.
P.O. Box 30368
Los Angeles, CA  90030-0368
--------------------------------------------------------------------------------

Balanced Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
Saxon & Co.                     Beneficial             _____%
FBO 20-01-302-9912426
P.O. Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Total Return Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership   Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of July __, 2003, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. The service fees payable to selected financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

CLASS B. The Company has adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such Banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Company nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.

Since Total Return Fund's Class K shares had not commenced operations as of May 31, 2002, no payments were made under that Plan for the periods shown below.

The Funds made payments to IDI under the Investor Class, Class A, Class B, Class C, and Class K Plans during the fiscal year or period ended May 31, 2002 in the following amounts:

FUND                  INVESTOR CLASS    CLASS A    CLASS B    CLASS C    CLASS K
----                  --------------    -------    -------    -------    -------

Core Equity Fund      $8,937,070        $ 14(1)    $ 49(1)    $100,224   $53,124
Balanced Fund         $2,378,148        $  5(1)    $ 15(1)    $ 65,828   $27,615
Total Return Fund     $3,211,958        $  1(1)    $  8(1)    $  6,844    N/A(2)

(1) For the Period April 1, 2002, commencement of operations, through May 31, 2002.

(2) Class K had not commenced operations as of May 31, 2002.

In addition, as of the fiscal year or period ended May 31, 2002 the following distribution accruals had been incurred by the Funds and will be paid during the fiscal year ended May 31, 2003:


FUND                  INVESTOR CLASS    CLASS A    CLASS B    CLASS C    CLASS K
----                  --------------    -------    -------    -------    -------

Core Equity Fund      $690,248          $    54    $   163    $ 8,386    $10,947
Balanced Fund         $170,068          $    14    $    42    $ 3,781    $ 4,762
Total Return Fund     $231,430          $    23    $    64    $   513     N/A(1)

(1) Class K shares had not commenced operations as of May 31, 2002.

For the fiscal year or period ended May 31, 2002, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:


                                        INVESTOR
                                         CLASS      CLASS A     CLASS B       CLASS C    CLASS K
                                        --------     -------     -------      -------    -------
CORE EQUITY FUND

Advertising                             $  410,062  $      0      $    0     $      0    $     0
Sales literature, printing, and postage $  758,097  $      0      $    0     $      0    $     0
Public Relations/Promotion              $1,156,699  $      0      $    0     $      0    $     0
Compensation to securities dealers and
  other organizations                   $3,331,662  $     14      $   49     $100,224    $53,124
Marketing personnel                     $3,280,550  $      0      $    0     $      0    $     0

BALANCED FUND

Advertising                             $   64,726  $      0      $    0     $      0    $     0
Sales literature, printing, and postage $  110,852  $      0      $    0     $      0    $     0
Public Relations/Promotion              $  177,865  $      0      $    0     $      0    $     0
Compensation to securities dealers and
  other organizations                   $1,518,563  $      5      $   15     $ 65,828    $27,615
Marketing personnel                     $  506,142  $      0      $    0     $      0    $     0

TOTAL RETURN FUND

Advertising                             $  108,167  $      0      $    0     $      0     N/A(1)
Sales literature, printing, and postage $  180,356  $      0      $    0     $      0     N/A(1)
Public Relations/Promotion              $  297,909  $      0      $    0     $      0     N/A(1)
Compensation to securities dealers and
  other organizations                   $1,782,877  $      1      $    8     $  6,844     N/A(1)
Marketing personnel                     $  842,649  $      0      $    0     $      0     N/A(1)

(1) Class K shares had not commenced operations as of May 31, 2002.

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                      Dealer
                                                                      Concession
                                                                      ----------
                                     Investor's Sales Charge          As a
                                     -----------------------          Percentage
                                     As a             As a            of
Amount of                            Percentage       Percentage      the
Investment in                        of the Public    of the Net      Public
in Single                            Offering         Amount          Offering
Transaction(1)                       Price            Invested        Price
--------------                       -----            --------        -----

Less than              $   25,000    5.50%            5.82%           4.75%
$ 25,000 but less than $   50,000    5.25             5.54            4.50
$ 50,000 but less than $  100,000    4.75             4.99            4.00
$100,000 but less than $  250,000    3.75             3.90            3.00
$250,000 but less than $  500,000    3.00             3.09            2.50
$500,000 but less than $1,000,000    2.00             2.04            1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Investors. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. IDI may pay financial intermediaries for Class A and Class K share purchases as follows:

         Class A - Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $20 million and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

         Class A - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

         Class K - Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 million and 0.45% of amounts in excess of $5 million.
         The trail commission will be paid out beginning in the 13th month.

         Class K - Option 2: No additional fee is paid to financial intermediaries; however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of Class A shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "Purchaser" as hereinafter defined.

The term "Purchaser" means:

    o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the Purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

         a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

         b. each transmittal is accompanied by a single check or wire transfer; and

         c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

    o a trustee or fiduciary purchasing for a single trust, estate, or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, if more than one beneficiary or participant is involved;

    o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

    o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute Class A shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of the Funds within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the Transfer Agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the Purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish IDI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE (CLASS A ONLY). Purchases of Class A shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

    o  INVESCO and its affiliates, or their clients;

    o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust, or employee benefit plan established exclusively for the benefit of, or by, such persons;

    o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

    o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting, or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such financial intermediary on the books and records of a broker or agent;

    o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with the IDI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

    o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

       o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

       o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
       Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, or Class K shares of a Fund;
       (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

       o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

       o Investment account(s) of INVESCO; and

       o Class C shares if the investor's financial intermediary of record notifies IDI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

    o Redemptions from employee benefit plans designated as qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

    o  Private foundations or endowment funds;

    o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by IDI and notifies IDI prior to the time of investment.

SHARE PRICES AND NET ASSET VALUE (ALL CLASSES)

Each Fund's shares are bought or sold at a price that is the Fund's NAV per share, less any applicable sales charge. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

Each Fund values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by each Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

If there is no reported sale of a security on a particular day, the security is valued at the closing bid price on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Funds value all other securities and assets, including restricted securities, by a method that the Board believes accurately reflects fair value.

If INVESCO believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board believes accurately reflects fair value.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

   Net Asset Value/(1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any financial intermediary who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with IDI must phone orders to the order desk of the Funds at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

Core Equity Fund
      Year Ended May 31, 2002           $3,311,832
      Year Ended May 31, 2001            4,259,894
      Year Ended May 31, 2000            9,914,618

Balanced Fund
      Year Ended May 31, 2002           $2,340,425
      Year Ended May 31, 2001            2,176,628
      Year Ended May 31, 2000            1,449,971

Total Return Fund
      Year Ended May 31, 2002           $1,773,116
      Year Ended May 31, 2001              731,557
      Year Ended May 31, 2000            2,760,603

For the fiscal years ended May 31, 2002, 2001, and 2000, brokers providing research services received $3,890,606, $5,180,962, and $6,140,543, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $2,593,865,429, $3,905,310,017, and $4,926,308,450, respectively. Commissions totaling $0, $0, and $231,845, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended May 31, 2002, 2001, and 2000, respectively.

At May 31, 2002, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                      Value of Securities
       Fund           Broker or Dealer                at  May 31, 2002
================================================================================
Core Equity       JP Morgan Chase and Company         $107,062,695
--------------------------------------------------------------------------------
                  General Electric                    $74,736,000
--------------------------------------------------------------------------------
                  Prudential Funding                  $50,000,000
--------------------------------------------------------------------------------
                  UBS Finance                         $49,994,972
--------------------------------------------------------------------------------
                  Merrill Lynch                       $41,902,803
--------------------------------------------------------------------------------
                  Goldman Sachs Group                 $24,015,735
--------------------------------------------------------------------------------
                  Household Finance                   $20,000,000
--------------------------------------------------------------------------------
                  State Street Bank & Trust           $3,003,000
--------------------------------------------------------------------------------
Balanced          JP Morgan Chase and Company         $20,419,600
--------------------------------------------------------------------------------
                  Goldman Sachs Group                 $13,777,170
--------------------------------------------------------------------------------
                  General Electric                    $13,088,142
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      Value of Securities
       Fund           Broker or Dealer                at  May 31, 2002
================================================================================
                  Merrill Lynch                       $10,234,494
--------------------------------------------------------------------------------
                  State Street Bank and Trust         $7,729,000
--------------------------------------------------------------------------------
Total Return      UBS Finance                         $34,996,480
--------------------------------------------------------------------------------
                  General Electric                    $25,534,800
--------------------------------------------------------------------------------
                  JP Morgan Chase and Company         $14,987,555
--------------------------------------------------------------------------------
                  Merrill Lynch                       $13,348,809
--------------------------------------------------------------------------------
                  Household Finance                   $10,487,550
--------------------------------------------------------------------------------
                  State Street Bank and Trust         $2,339,000
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 7.5 billion shares of common stock with a par value of $0.01 per share. As of June 30, 2003, the following shares of each Fund were outstanding:

Core Equity Fund - Investor Class                       ___________
Core Equity Fund - Class A                              ___________
Core Equity Fund - Class B                              ___________
Core Equity Fund - Class C                              ___________
Core Equity Fund - Class K                              ___________
Balanced Fund - Institutional Class                     ___________
Balanced Fund - Investor Class                          ___________
Balanced Fund - Class A                                 ___________
Balanced Fund - Class B                                 ___________
Balanced Fund - Class C                                 ___________
Balanced Fund - Class K                                 ___________
Total Return Fund - Institutional Class                 ___________
Total Return Fund - Investor Class                      ___________
Total Return Fund - Class A                             ___________
Total Return Fund - Class B                             ___________
Total Return Fund - Class C                             ___________
Total Return Fund - Class K                             ___________

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received-deduction for corporations. Dividends eligible for the dividends-received-deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received-deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in a Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.Similarly, if you sell Fund shares at a loss after holding them for six months or less, your loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise Core Equity, Balanced and Total Return Funds' "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The "30-day SEC yield" for Core Equity, Balanced, and Total Return Funds for the 30 days ended May 31, 2002 was:

                                Investor   Institutional
Fund                            Class      Class          Class A   Class B   Class C   Class K
----                            -----      -----          -------   -------   -------   -------
Core Equity                     0.96%        N/A          0.97%     0.37%     0.00%     0.78%

Balanced                        1.21%      1.58%          1.29%     0.65%     0.46%     0.80%

Total Return                    1.27%        N/A          1.62%     1.00%     0.24%     N/A(1)

(1)  Class K shares had not commenced operations as of May 31, 2002.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return is not provided for Total Return Fund's Class K shares since Class K shares of the Fund had not commenced operations as of May 31, 2002. Average annual total return performance for the one-, five-, and ten- (or since inception) years ended May 31, 2002 were:

                                                                       10 YEARS
                                        1 YEAR         5 YEARS         OR SINCE INCEPTION
                                        ------         -------         ------------------
INVESTOR CLASS
--------------

Core Equity Fund
   Return Before Taxes                   (12.42%)       5.49%           9.55%
   Return After Taxes on Distributions   (13.48%)       2.77%           6.77%
   Return After Taxes on Distributions
       and Sale of Fund Shares            (6.96%)       3.84%           6.92%

Balanced Fund
   Return Before Taxes                   (12.37%)       4.94%          10.43%(1)
   Return After Taxes on Distributions   (12.89%)       2.87%           8.00%(1)
   Return After Taxes on Distributions
       and Sale of Fund Shares            (7.53%)       3.14%           7.53%(1)

Total Return Fund
   Return Before Taxes                    (5.13%)       3.47%           8.83%
   Return After Taxes on Distributions    (6.25%)       1.88%           7.13%
   Return After Taxes on Distributions
       and Sale of Fund Shares            (2.59%)       2.29%           6.65%

                                                                       10 YEARS
                                        1 YEAR         5 YEARS         OR SINCE INCEPTION
                                        ------         -------         ------------------

INSTITUTIONAL CLASS
-------------------
Balanced Fund
   Return Before Taxes                   (12.20%)       N/A             (9.85%)(2)
   Return After Taxes on Distributions   (13.03%)       N/A            (10.91%)(2)
   Return After Taxes on Distributions
       and Sale of Fund Shares            (7.42%)       N/A             (8.21%)(2)

CLASS A - RETURN BEFORE TAXES (INCLUDING SALES CHARGE)
------------------------------------------------------
Core Equity Fund                            N/A         N/A            (10.87%)(3)
Balanced Fund                               N/A         N/A             (9.45%)(3)
Total Return Fund                           N/A         N/A             (8.93%)(3)

CLASS B - RETURN BEFORE TAXES (INCLUDING CDSC)
----------------------------------------------
Core Equity Fund                            N/A         N/A            (10.83%)(3)
Balanced Fund                               N/A         N/A             (9.28%)(3)
Total Return Fund                           N/A         N/A             (8.76%)(3)

CLASS C - RETURN BEFORE TAXES (INCLUDING CDSC)
-----------------------------
Core Equity Fund                         (14.17%)       N/A             (3.81%)(4)
Balanced Fund                            (14.08%)       N/A             (7.88%)(4)
Total Return Fund                         (7.44%)       N/A             (1.80%)(4)

CLASS K - RETURN BEFORE TAXES
------------------------------
Core Equity Fund                         (12.91%)       N/A             (11.32%)(5)
Balanced Fund                            (12.55%)       N/A             (13.33%)(5)

(1) The Fund (Investor Class shares) commenced investment operations on December 1, 1993.

(2) Institutional Class shares commenced operations on July 3, 2000.

(3) Class A and Class B shares commenced operations April 1, 2002. Not annualized.

(4) Class C shares commenced operations on February 15, 2000.

(5) Class K shares commenced operations on December 14, 2000.

Average annual total return before taxes was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                      n
                              P(1 + T) =ATVD

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                                      n
                              P(1 + T)  =ATV
                                            DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                Yield = 2[a-b/cd+1)^6-1]

where: a = dividends and interest earned during the period b = expenses accrued for the period of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                        Lipper Mutual
Fund                                    Fund Category
----                                    -------------
Core Equity Fund                        Equity Income Funds
Balanced Fund                           Balanced Funds
Total Return Fund                       Flexible Portfolio Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WASHINGTON POST
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO and IDI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's and IDI's personnel to conduct their personal investment activities in a manner that INVESCO and IDI believe is not detrimental to the Funds, or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2002 are incorporated herein by reference from INVESCO Combination Stock & Bond Funds, Inc.'s Annual Report to Shareholders dated May 31, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Investment Grade
----------------

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade
--------------------

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

Investment Grade
----------------

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

Non-Investment Grade
--------------------

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a)  Articles  of  Amendment  and   Restatement  of  Articles  of
                    Incorporation filed December 2, 1999.(7)

                    (1) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed May 17, 2000.(8)

                    (2) Articles Supplementary to the Articles of Amendment and Restatements of Articles of Incorporation filed December 8, 2000.(9)

                    (3) Articles Supplementary to the Articles of Amendment and Restatement of Articles of Incorporation filed August 20, 2001.(11)

                    (4) Certificate of Correction to the Articles of Amendment and Restatement of the Articles of Incorporation filed January 28, 2002.(13)

                    (5) Articles Supplementary to the Articles of Amendment and Restatement of Articles of Incorporation filed January 29, 2002.(13)

                    (6) Articles of Amendment of the Articles of Amendment and Restatement of the Articles of Incorporation filed March 25, 2002.(14)

               (b) Bylaws.(2)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV, and VII of the Articles of Incorporation and Articles II, VI, VII, VIII, and IX of the Bylaws of the Registrant.

               (d) (1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(3)

                        (a) Amendment to Advisory Agreement dated June 30, 1998.(4)

                        (b) Amendment to Advisory Agreement dated May 13,
                        1999.(5)

               (e) (1) Underwriting Agreement between Registrant and
                   INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                   November 29, 2000, May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002,
                   July 31, 2002, August 30, 2002, October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31,
                   2003, and February 10, 2003 (to be filed by amendment).

                   (2) Amendment to the Underwriting Agreement dated July 24, 2002 (to be filed by amendment).

               (f) (1)Retirement Plan for Independent Directors dated October
                   30, 2001.(13)

                   (2) Deferred Retirement Plan Account Agreement for Independent Directors (to be filed by amendment).

               (g) Custodian Agreement between Registrant and State Street
                   Bank and Trust dated May 8, 2001 as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29,
                   2002, April 30, 2002, July 31, 2002, August 30, 2002,
                   October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003, (to be filed by amendment).

               (h) (1) Transfer Agency Agreement between Registrant and
                   INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                   November 29, 2000, May 15, 2001, September 28, 2001,
                   October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002, October 21,
                   2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003, (to be filed by amendment).

                   (2)Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28,
                   2001, October 5, 2001, October 19, 2001, March 29, 2002,
                   April 30, 2002, July 31, 2002, August 30, 2002, October
                   21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003, (to
                   be filed by amendment).

               (i) Opinion  and  consent of counsel as to the  legality  of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated January 30, 2002.(13)

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l) Not applicable.

               (m) (1) Master Plan and Agreement of Distribution adopted
                   pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28,
                   2000, October 19, 2001, March 29, 2002, July 31, 2002,
                   August 30, 2002, October 21, 2002, November 30, 2002,
                   January 31, 2003, and February 10, 2003, with respect to the Funds' Investor Class shares (to be filed by amendment).

                   (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September 28, 2001, October 19, 2001,
                   March 29, 2002, July 31, 2002, August 30, 2002, October
                   21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003, with respect to the Funds' Class C shares (to be filed by amendment).

                   (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September 28, 2001, October 19, 2001, January 15,
                   2002, March 29, 2002, October 21, 2002, November 30,
                   2002, January 31, 2003, and February 10, 2003, with respect to the Funds' Class K shares (to be filed by amendment).

                   (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2002, November 8, 2000, November 29, 2000, May 15, 2001,
                   September 28, 2001, March 29, 2002, July 31, 2002,
                   August 30, 2002, October 21, 2002, November 1, 2002,
                   November 30, 2002, December 26, 2002, January 31, 2003,
                   and February 10, 2003, with respect to the Funds' Class A shares (to be filed by amendment).

                   (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000, as amended November 8, 2000, November 29, 2000, May 15, 2001, September 28,
                   2001, March 29, 2002, July 31, 2002, August 30, 2002,
                   October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003, with respect to the Funds' Class B shares (to be filed by amendment).

               (n) Master Plan Pursuant to Rule 18f-3 under the Investment
                   Company Act of 1940 adopted February 7, 2002, as amended March 29, 2002, July 31, 2002, August 30, 2002, November
                   1, 2002, November 30, 2002, December 26, 2002, January
                   31, 2003, and February 10, 2003 (to be filed by amendment).

               (p) Code of Ethics Pursuant to Rule 17j-1 (to be filed by
                   amendment.)

(1) Previously filed with Post-Effective Amendment No. 3 to the Registration Statement on September 21, 1995, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on November 27, 1996 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 5 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on September 29, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on September 28, 1999, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on November 1, 1999, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on December 31, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on September 26, 2000, and is incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on December 11, 2000 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 15 to the Registration Statement on July 2, 2001, and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on August 30, 2001, and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 5, 2001, and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on January 30, 2002, and incorporated by reference herein.

(14) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on September 6, 2002, and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO COMBINATION STOCK & BOND FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article VII of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment Advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position with   Principal Occupation and
Name                             Advisor         Company Affiliation
--------------------------------------------------------------------------------

John D. Rogers                Chairman        Chairman of the Board
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief
                              Director        Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Cobinachi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sean D. Katof                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tane' T. Tyler                Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.    (a)   PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Manager Series Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

            (b)
                                Positions and             Positions and
Name and Principal              Offices with              Offices with
Business Address                Underwriter               the Company
----------------                -----------               -----------

Raymond R. Cunningham          Chairman of the Board,     President, Chief
4350 South Monaco Street       President, and Chief       Executive Officer
Denver, CO  80237              Executive Officer          & Director

William J. Galvin, Jr.          Senior Vice               Assistant Secretary
4350 South Monaco Street        President,
Denver, CO  80237               Asst. Secretary
                                & Director

Ronald L. Grooms                Senior Vice               Treasurer &
4350 South Monaco Street        President,                Chief Financial
Denver, CO  80237               Treasurer, &              and Accounting
                                Director                  Officer

Richard W. Healey               Senior Vice               Director
4350 South Monaco Street        President  &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice President,    Secretary
4350 South Monaco Street        Secretary &
Denver, CO 80237                General Counsel

Pamela J. Piro                  Assistant Treasurer       Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson                                        Chairman of the Board
4350 South Monaco Street
Denver, CO 80237

               (c)     Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS
               --------------------------------

               Raymond R. Cunningham
               4350 South Monaco Street
               Denver, CO  80237

ITEM 29.       MANAGEMENT SERVICES
               -------------------

               Not applicable.

ITEM 30.       UNDERTAKINGS
               ------------

               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 29th day of May, 2003.

Attest:                             INVESCO Combination Stock & Bond Funds, Inc.

/s/ Glen A. Payne                         /s/ Raymond R. Cunningham
_______________________________           __________________________________
Glen A. Payne, Secretary                  Raymond R. Cunningham, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Raymond R. Cunningham                  /s/ Lawrence H. Budner*
_______________________________           _____________________________
Raymond R. Cunningham, President &        Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
____________________________              _____________________________
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          _____________________________
/s/ Victor L. Andrews*                    Richard W. Healey, Director
_______________________________
Victor L. Andrews, Director               /s/ Sueann Ambron*
                                          _____________________________
/s/ Bob R. Baker*                         Sueann Ambron, Director
_______________________________
Bob R. Baker, Director                    /s/ Larry Soll*
                                          _____________________________
                                          Larry Soll, Director

/s/ James T. Bunch*
_______________________________
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          _____________________________
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
________________________________
Raymond R. Cunningham, Director

By _____________________________          By /s/ Glen A. Payne
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Sueann Ambron) have been filed with the Securities and Exchange Commission on October 4, 1993, November 24, 1993, September 20, 1995, November 27, 1996, November 24, 1997, September 26, 2000 and July 2, 2001, respectively.

                                  Exhibit Index


                                                      Page in
Exhibit Number                                        Registration Statement
--------------                                        ----------------------

     j                                                  111
     poa.ambron                                         112